Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On September 18, 2021, the Sponsor provided funds to pay for certain costs totaling $25,000 on behalf of the Company as consideration for 4,598,750 Founder Shares. Later in September 2021, the Company effected a 0.017 for 1 stock dividend for each Founder Share outstanding, and, as a result, the Sponsor held 4,679,125 Founder Shares following the stock dividend. As a result, the Company’s shares have been retroactively adjusted for this stock dividend; however, due to the shares being closely held the corresponding earnings have not been capitalized from retained earnings. The Sponsor agreed to forfeit up to 592,875 Founder Shares to the extent that the 45-day over-allotment option was not exercised in full by the underwriter. Since the underwriter exercised the over-allotment option only in part, the Sponsor forfeited 82,875 Founder Shares.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of: (a) one year after the completion of a business combination and (b) subsequent to a business combination, (x) if the closing price of the shares of Class A common stock equals or exceeds $12.00 per share (as adjusted) for any 20 trading days within any 30-trading day period commencing at least 150 days after a business combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.

On July 3, 2023, the Sponsor delivered a notice of conversion of an aggregate of 4,596,250 Founder Shares into an equal number of shares of Class A common stock. Such Founder Shares were subsequently converted into Class B common stock.

Related Party Loans

On June 18, 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the IPO pursuant to a promissory note which was amended on September 10, 2021 (as amended, the “Note”). This loan is non-interest-bearing. There was no balance on the Note as of December 31, 2023 and 2022.

In addition, in order to finance transaction costs in connection with a business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a business combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a business combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans will either be repaid upon consummation of a business combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post business combination entity at a price of $10.00 per unit. The units would be identical to the Private Placement Units. On December 13, 2022, the Company entered into a promissory note with the Sponsor. In order to fund ongoing operations, the Sponsor will loan up to $1,500,000 to the Company. The Promissory Note does not bear interest and matures upon the earlier of (a) the closing of an initial business combination and (b) the Company’s liquidation. In the event that the Company does not consummate an initial business combination, the Promissory Note will be repaid only from amounts remaining outside of the Trust Account, if any. On December 8, 2023, the Company and the Lender amended the Promissory Note to increase the aggregate principal amount of the Promissory Note from $1,500,000 to $1,600,000. All other material terms of the Promissory Note remain in full force and effect. On May 8, 2023, June 9, 2023, September 12, 2023 and December 18, 2023, the sponsor loaned the company $250,000, $275,000, $220,000 and $160,000 under the Promissory Note in connection with extensions of the Company’s liquidation date, respectively. As of December 31, 2023 and 2022, there was $1,555,000 and $650,000 in borrowings under the Working Capital Loans, respectively.

Consulting Services

The Company entered into an agreement, commencing on the date of its listing on Nasdaq, to pay the spouse of the Company’s Chief Executive Officer a monthly consulting fee of $15,000 for assisting the Company in identifying and evaluating potential acquisition targets. Upon completion of the Company’s initial business combination or the Company’s liquidation, the Company’s will cease paying these monthly fees. The payments ended on December 31, 2022 in connection with the approval of the Charter Amendment. For the year ended December 31, 2023, $0 has been incurred under this agreement. For the year ended December 31, 2022, $180,000 has been incurred under this agreement, respectively.

Advisory Services

The Company engaged CCM, an affiliate of the Company, the Sponsor and/or certain of its directors and officers, to provide consulting and advisory services in connection with the IPO, for which it was entitled to a fee in an amount equal to $465,000, which was paid to CCM upon the closing of the IPO, and $1,162,500, which will be paid to CCM upon the closing of the Company’s initial business combination. Affiliates of CCM have and manage investment vehicles with a passive investment in the Sponsor.

Support Services

The Company entered into an agreement, commencing on the date of its listing on Nasdaq through the earlier of the consummation of a business combination and the Company’s liquidation, to pay an affiliate of the Sponsor a monthly fee of $20,000 for office space, secretarial and administrative services. Payments under the agreement were suspended on December 31, 2022 and reinstated on March 31, 2023. For the year ended December 31, 2023, $200,000 has been incurred under this agreement. For the year ended December 31, 2022, $240,000 has been incurred under this agreement, respectively. As of December 31, 2023, there was a $75,000 outstanding balance owed to the Sponsor.